Cash and Cash Equivalents, and Bank Facilities	12 Months Ended
Jun. 30, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [Text Block]
15.  Cash and Cash Equivalents, and Bank Facilities

	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Cash and cash equivalents	17,050	15,876
	17,050	15,876
Short-term facilities:
Short-term facilities	(59,801)	(39,091)
Long-term facilities - current portion	-	(9,100)
	(59,801)	(48,191)
Long-term facilities
Long-term portion	(101,012)	(85,508)

Net interest bearing debts	(143,763)	(117,823)

Bank facilities

The Group’s subsidiary, PGW, has a syndicated facility agreement, amended on December 15, 2017,
that provides bank facilities of up to $142.2 million. The agreement contains various financial covenants and restrictions that are standard for facilities of this nature, including maximum permissible rates for debt leverage and operating leverage. PGW has granted a general security deed and mortgage over all its wholly-owned New Zealand and Australian assets to a security trust. These assets include the shares held in South American subsidiaries and equity investees
.
ANZ Bank New Zealand Limited acts as security trustee for the banking syndicate (ANZ Bank New Zealand Limited, Bank of China ( New Zealand ) Limited, Bank of New Zealand Limited, MUFG Bank, Ltd and Westpac New Zealand Limited).

PGW bank syndicate facilities include:
-	A term debt facility of $101.6 million maturing on July 31, 2020 with outstanding borrowings of $80.0 million (2017: $58.6 million) as of June 30, 2018.
-	A working capital facility of up to $40.6 million maturing on July 31, 2020 with outstanding borrowings of $3.4 million (2017: $4.4 million) as of June 30, 2018.

The syndicated facility agreement also allows PGW, subject to certain conditions, to enter into additional facilities outside of PGW’s syndicated facility. The additional facilities are guaranteed by the security trust. These facilities amounted to $15.4 million (2017: $14.2 million) as of June 30, 2018 including:

-	Overdraft facilities of $6.5 million (2017: $7.0 million)
-	Guarantee and trade finance facilities of $7.0 million (2017: $4.9 million)
-	Finance lease facilities of $1.9 million (2017: $2.3).

The syndicated facilities fund the general corporate activities of
PGW
, the seasonal fluctuations in working capital, and the Go range of livestock product receivables.

In addition, two of the Group’s wholly-owned Uruguayan subsidiaries (Wrightson Pas S.A. and Agrosan S.A.) jointly and severally are obligors to a bank club financing structure. The bank club facilities contain various financial covenants and restrictions that are standard for facilities of this nature. The club facilities are denominated in USD, secured by a mortgage over the Uruguayan logistics centre and provide:

-	An amortizing logistics centre facility of $8.1 million maturing on September 17, 2022.
-	A committed facility of $12.0 million maturing on June 29, 2021.
-	A finance lease facilities of $0.2 million.

Separate to the club facility, the Group’s South American operations have various unsecured financing facilities that amounted to $13.5 million as at June 30, 2018 (2017: $11.3 million
).

During April 2018 the
Group’s subsidiary, Agria NZ Finance Limited, obtained loan facilities of approximately $35 million from Bank of New Zealand and Bank of China New Zealand Branch
which will mature on March 31, 2019. The outstanding loan borrowing was $32.1 million as of June 30, 2018

The loan from Bank of New Zealand and Bank of China New Zealand Branch was used to refinance existing indebtedness and is secured through a pledge of Agria’s shares in PGW. The $35m financing has financial covenants and is subject to events of review to which the Group was compliant with as at June 30, 2018. Furthermore the loan is mandatorily repayable in certain situations including on the completion of the sale of PGW Seeds as described in note 33. The Company forecasts there will be sufficient liquidity to meet all debt obligations.

On September 30, 2018, the Company triggered an event of review under the loan agreement in relation to the sale of PGW Seeds in respect of the degree of its conditionality at this date (see note 33) - the Company has subsequently obtained a waiver from the banks concerned with no change to the facility’s terms.

The Group’s subsidiary, NKY, obtained trade facilities of approximately $2.3 million from WOORI Bank
which will mature on April 26, 2019. The loan borrowing was $2.3 million at June 30, 2018 (2017: $0.9 million).

The Group’s subsidiary, Shenzhen Zhongguan, obtained trade facilities of approximately $1.2 million from Shanghai Commercial Bank
which will mature on December 11, 2020. The loan borrowing was $1.2 million at June 30, 2018 (2017: Nil).

The weighted average interest rates on short-term and long-term borrowings outstanding as of each balance sheet date were as follows.

	As of June 30,
	2018	2017
Short-term facilities	6.1%	4.4%
Long-term facilities	4.3%	3.5%